Stockholders' equity: (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' equity:
Stockholders' equity:

			Capital stock as of
	Total shares		December 31,
Description	2019	2020	2019		2020

“B” Series	277,050,000	277,050,000	Ps.	7,173,079	Ps.	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197
Total	300,000,000	300,000,000	Ps.	7,767,276	Ps.	7,767,276